Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Current PEO(1)		Former PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for Current PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group Total TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2024	6,333,012	2,839,701	—	—	1,782,738	185,587	QVCGA	8.94	213.01	(1,250)	1,145
							QVCGB	76.45
2023	5,146,654	3,734,393	—	—	1,582,600	1,951,767	QVCGA	23.73	159.36	(94)	1,148
							QVCGB	173.00
2022	4,959,754	(3,487,264)	—	—	1,496,276	(5,680,091)	QVCGA	44.18	118.02	(2,532)	1,089
							QVCGB	134.11
2021	16,225,908	12,457,043	14,937,691	9,414,897	6,235,544	1,458,313	QVCGA	205.99	169.06	421	2,126
							QVCGB	201.04
2020	—	—	10,790,859	20,640,817	5,108,394	11,595,809	QVCGA	259.98	140.54	1,254	2,224
							QVCGB	253.92

(1)
Michael George was our Principal Executive Officer in 2020 and a portion of 2021 (our Former PEO). On October 1, 2021, Mr. Rawlinson succeeded Mr. George as our Principal Executive Officer and remained our Principal Executive Officer through 2024 (our Current PEO). Our named executive officers other than our Principal Executive Officer (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Maffei, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) fiscal year 2024 were Messrs. Maffei and Wendling and Ms. Wilm.

(2)
Reflects, for each of our Current PEO and our Former PEO, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	6,333,012	(4,598,131)	—	—	—	1,233,645	(128,825)	2,839,701
2023	5,146,654	(2,822,430)	—	—	(121,773)	1,644,860	(112,918)	3,734,393
2022	4,959,754	(2,926,974)	—	—	(5,662,379)	971,684	(829,349)	(3,487,264)
2021	16,225,908	(6,841,422)	(5,948,895)	7,408,385	—	1,613,067	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	—	—	5,401,003	—	9,414,897
2020	10,790,859	(3,218,805)	—	—	—	10,815,762	2,253,001	20,640,817
Non-PEO NEOs
2024	1,782,738	(613,054)	—	—	—	316,800	(1,300,897)	185,587
2023	1,582,600	(564,487)	—	—	399,967	622,383	(88,696)	1,951,767
2022	1,496,276	(499,327)	—	—	(6,755,464)	445,786	(367,361)	(5,680,091)
2021	6,235,544	(4,643,301)	—	2,092,510	(2,747,860)	521,421	—	1,458,313
2020	5,108,394	(736,170)	(1,720,161)	1,777,626	5,306,198	1,818,870	41,052	11,595,809

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series B common stock (Nasdaq: QVCGA and QVCGB) from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Retail Index from December 31, 2019 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), impairment charges and fire-related costs. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Michael George was our Principal Executive Officer in 2020 and a portion of 2021 (our Former PEO). On October 1, 2021, Mr. Rawlinson succeeded Mr. George as our Principal Executive Officer and remained our Principal Executive Officer through 2024 (our Current PEO). Our named executive officers other than our Principal Executive Officer (non-PEO NEOs) for (a) each of the fiscal years 2020, 2021, 2022 and 2023 were Messrs. Maffei, Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) fiscal year 2024 were Messrs. Maffei and Wendling and Ms. Wilm.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Retail Index from December 31, 2019 through December 31 of each covered fiscal year.

Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	6,333,012	(4,598,131)	—	—	—	1,233,645	(128,825)	2,839,701
2023	5,146,654	(2,822,430)	—	—	(121,773)	1,644,860	(112,918)	3,734,393
2022	4,959,754	(2,926,974)	—	—	(5,662,379)	971,684	(829,349)	(3,487,264)
2021	16,225,908	(6,841,422)	(5,948,895)	7,408,385	—	1,613,067	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	—	—	5,401,003	—	9,414,897
2020	10,790,859	(3,218,805)	—	—	—	10,815,762	2,253,001	20,640,817
Non-PEO NEOs
2024	1,782,738	(613,054)	—	—	—	316,800	(1,300,897)	185,587
2023	1,582,600	(564,487)	—	—	399,967	622,383	(88,696)	1,951,767
2022	1,496,276	(499,327)	—	—	(6,755,464)	445,786	(367,361)	(5,680,091)
2021	6,235,544	(4,643,301)	—	2,092,510	(2,747,860)	521,421	—	1,458,313
2020	5,108,394	(736,170)	(1,720,161)	1,777,626	5,306,198	1,818,870	41,052	11,595,809

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,782,738	$ 1,582,600	$ 1,496,276	$ 6,235,544	$ 5,108,394
Non-PEO NEO Average Compensation Actually Paid Amount	$ 185,587	1,951,767	(5,680,091)	1,458,313	11,595,809
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to each of our Current PEO, Former PEO and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:
Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	6,333,012	(4,598,131)	—	—	—	1,233,645	(128,825)	2,839,701
2023	5,146,654	(2,822,430)	—	—	(121,773)	1,644,860	(112,918)	3,734,393
2022	4,959,754	(2,926,974)	—	—	(5,662,379)	971,684	(829,349)	(3,487,264)
2021	16,225,908	(6,841,422)	(5,948,895)	7,408,385	—	1,613,067	—	12,457,043
2020	—	—	—	—	—	—	—	—
Former PEO
2024	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—
2021	14,937,691	(10,923,797)	—	—	—	5,401,003	—	9,414,897
2020	10,790,859	(3,218,805)	—	—	—	10,815,762	2,253,001	20,640,817
Non-PEO NEOs
2024	1,782,738	(613,054)	—	—	—	316,800	(1,300,897)	185,587
2023	1,582,600	(564,487)	—	—	399,967	622,383	(88,696)	1,951,767
2022	1,496,276	(499,327)	—	—	(6,755,464)	445,786	(367,361)	(5,680,091)
2021	6,235,544	(4,643,301)	—	2,092,510	(2,747,860)	521,421	—	1,458,313
2020	5,108,394	(736,170)	(1,720,161)	1,777,626	5,306,198	1,818,870	41,052	11,595,809

(a)
Reflects, for each of our Current PEO and Former PEO, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to each of our Current PEO and Former PEO, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to each of our Current PEO and Former PEO, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 213.01	159.36	118.02	169.06	140.54
Net Income (Loss)	$ (1,250,000,000)	$ (94,000,000)	$ (2,532,000,000)	$ 421,000,000	$ 1,254,000,000
Company Selected Measure Amount	1,145,000,000	1,148,000,000	1,089,000,000	2,126,000,000	2,224,000,000
PEO Name	Mr. Rawlinson
Total Shareholder Return Amount, Series A Common Stock	$ 8.94	$ 23.73	$ 44.18	$ 205.99	$ 259.98
Total Shareholder Return Amount, Series B Common Stock	$ 76.45	173	134.11	201.04	253.92
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), impairment charges and fire-related costs. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
David Rawlinson II Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,333,012	5,146,654	4,959,754	16,225,908
PEO Actually Paid Compensation Amount	2,839,701	3,734,393	(3,487,264)	12,457,043
Michael George Member
Pay vs Performance Disclosure
PEO Total Compensation Amount				14,937,691	10,790,859
PEO Actually Paid Compensation Amount				9,414,897	20,640,817
PEO | David Rawlinson II Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				7,408,385
PEO | David Rawlinson II Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(121,773)	(5,662,379)
PEO | David Rawlinson II Member | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,233,645	1,644,860	971,684	1,613,067
PEO | David Rawlinson II Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,825)	(112,918)	(829,349)
PEO | David Rawlinson II Member | Stock Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,598,131)	(2,822,430)	(2,926,974)	(6,841,422)
PEO | David Rawlinson II Member | Option Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,948,895)
PEO | Michael George Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael George Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael George Member | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,401,003	10,815,762
PEO | Michael George Member | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,253,001
PEO | Michael George Member | Stock Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,923,797)	(3,218,805)
PEO | Michael George Member | Option Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,092,510	1,777,626
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		399,967	(6,755,464)	(2,747,860)	5,306,198
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,800	622,383	445,786	521,421	1,818,870
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,897)	(88,696)	(367,361)		41,052
Non-PEO NEO | Stock Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(613,054)	(564,487)	(499,327)	(4,643,301)	(736,170)
Non-PEO NEO | Option Awards Value In Compensation Table For Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,720,161)